General information (Tables)	12 Months Ended
Dec. 31, 2023
General Information And Significant Events Of Period
Summary of all subsidiaries held by the company directly or indirectly
The following list shows all subsidiaries held by the Company directly or indirectly:

Name	Country of incorporation	Consolidation Method	Interest held as at
			December 31, 2023	December 31, 2022
Vaccines Holdings Sweden AB	SE	Full Consolidation	100%	100%
Valneva Austria GmbH	AT	Full Consolidation	100%	100%
Valneva Canada Inc.	CA	Full Consolidation	100%	100%
Valneva France SAS	FR	Full Consolidation	100%	100%
Valneva Scotland Ltd.	UK	Full Consolidation	100%	100%
Valneva Sweden AB	SE	Full Consolidation	100%	100%
Valneva UK Ltd.	UK	Full Consolidation	100%	100%
Valneva USA, Inc.	US	Full Consolidation	100%	100%
VBC 3 Errichtungs GmbH	AT	Full Consolidation	100%	—%

Summary of recognised amounts of identifiable net assets and fair value of consideration transferred at acquisition date
The following table summarizes the recognised amounts of identifiable net assets based on their relative fair values at the acquisition date which was determined as October 1, 2023 as per contract details:

in € thousand	October 1, 2023
Cash	1,003
Property, Plant & Equipment	22,373
Loans and borrowings	(11,296)
Other liabilities	(126)
TOTAL IDENTIFIABLE NET ASSETS	11,955